Average Annual Total Returns - Direxion Daily SP Biotech Bear 3X Shares	Direxion Daily S&P Biotech Bear 3X Shares 1 Year	Direxion Daily S&P Biotech Bear 3X Shares 5 Years	Direxion Daily S&P Biotech Bear 3X Shares Since Inception	Direxion Daily S&P Biotech Bear 3X Shares Inception Date	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions 1 Year	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions 5 Years	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions Since Inception	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions Inception Date	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Direxion Daily S&P Biotech Bear 3X Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P Biotechnology Select Industry Index (reflects no deduction for fees, expenses or taxes) Inception Date	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Inception Date
Total	(89.75%)	(66.60%)	(64.10%)	May 28, 2015	(89.75%)	(66.66%)	(64.15%)	May 28, 2015	(53.13%)	(24.74%)	(22.47%)	May 28, 2015	48.10%	15.13%	11.10%	May 28, 2015	18.40%	15.22%	12.97%	May 28, 2015